Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 4,477,350,000	$ 4,588,572,000
Ending balance	10,008,679,000	4,477,350,000
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,927,676,000	4,900,213,000
Additions	79,776,000	25,105,000
Additions through business combination	5,985,055,000	1,413,000
Disposals	(7,830,000)
Reclassification		(201,000)
Translation	(264,959,000)	1,146,000
Ending balance	10,719,718,000	4,927,676,000
Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	450,326,000	311,641,000
Amortization	266,171,000	138,261,000
Disposals	(7,665,000)
Impairment	5,373,000
Translation	(3,166,000)	424,000
Ending balance	711,039,000	450,326,000
Software Technology Acquired Through Business Combinations
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	26,420,000	54,916,000
Ending balance	265,490,000	26,420,000
Software Technology Acquired Through Business Combinations | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	117,492,000	116,079,000
Additions	6,808,000
Additions through business combination	300,825,000	1,413,000
Disposals	(2,336,000)
Translation	(16,150,000)
Ending balance	406,639,000	117,492,000
Software Technology Acquired Through Business Combinations | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	91,072,000	61,163,000
Amortization	53,159,000	29,909,000
Disposals	(2,171,000)
Translation	(911,000)
Ending balance	141,149,000	91,072,000
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,099,427,000	1,194,342,000
Ending balance	3,352,673,000	1,099,427,000
Customer Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,423,719,000	1,423,719,000
Additions through business combination	2,533,869,000
Translation	(110,218,000)
Ending balance	3,847,370,000	1,423,719,000
Customer Relationships | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	324,292,000	229,377,000
Amortization	172,241,000	94,915,000
Translation	(1,836,000)
Ending balance	494,697,000	324,292,000
Brands
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	485,253,000	485,253,000
Ending balance	506,672,000	485,253,000
Brands | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	485,253,000	485,253,000
Additions through business combination	22,447,000
Translation	(1,028,000)
Ending balance	506,672,000	485,253,000
Brands (licensed)
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending balance	472,474,000
Brands (licensed) | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Additions through business combination	509,896,000
Translation	(23,345,000)
Ending balance	486,551,000
Brands (licensed) | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortization	14,346,000
Translation	(269,000)
Ending balance	14,077,000
Deferred Development Costs
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	51,712,000	38,976,000
Ending balance	83,857,000	51,712,000
Deferred Development Costs | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	71,819,000	48,808,000
Additions	51,574,000	23,212,000
Reclassification		(201,000)
Translation	(607,000)
Ending balance	122,786,000	71,819,000
Deferred Development Costs | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	20,107,000	9,832,000
Amortization	14,656,000	10,275,000
Impairment	4,178,000
Translation	(12,000)
Ending balance	38,929,000	20,107,000
Other Intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	9,328,000	9,875,000
Ending balance	61,533,000	9,328,000
Other Intangibles | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	18,712,000	15,673,000
Additions	21,394,000	1,893,000
Additions through business combination	46,668,000
Disposals	(550,000)
Translation	(3,830,000)	1,146,000
Ending balance	82,394,000	18,712,000
Other Intangibles | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	9,384,000	5,798,000
Amortization	11,769,000	3,162,000
Disposals	(550,000)
Impairment	396,000
Translation	(138,000)	424,000
Ending balance	20,861,000	9,384,000
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,805,210,000	2,805,210,000
Impairment		800,000
Ending balance	5,265,980,000	2,805,210,000
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,810,681,000	2,810,681,000
Additions through business combination	2,571,350,000
Disposals	(4,944,000)
Translation	(109,781,000)
Ending balance	5,267,306,000	2,810,681,000
Goodwill | Accumulated Amortization and Impairments
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,471,000	5,471,000
Disposals	(4,944,000)
Impairment	799,000
Ending balance	$ 1,326,000	$ 5,471,000